PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSE - presented in the claim development (Details)	Dec. 31, 2020
Auto
Average Annual Percentage Payout of Incurred Claims
Year 1	68.10%
Year 2	19.20%
Year 3	5.10%
Year 4	3.90%
Marine
Average Annual Percentage Payout of Incurred Claims
Year 1	65.80%
Year 2	30.20%
Year 3	1.30%
Year 4	1.10%